Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property and equipment of useful life			5 years
Impairment charges
Single Vendor [Member]
Concentration risk percentage			20.70%	18.10%
Outstanding Options [Member]
Antidilutive securities	33,984,605	22,030,953	21,840,953	1,053,053
Outstanding Warrants [Member]
Antidilutive securities	19,152,038	24,461,413	28,436,413	18,455,264